Intangible Exploration and Evaluation Assets - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Reduction of the original impairment loss		$ 73,495	$ 7,937
Canada [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets		600	500
North West Gharib Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets			4,000
South Ghazalat [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets			29,200
Intangible exploration and evaluation assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss		33,459	7,937
Intangible exploration and evaluation assets [member] | South Ghazalat Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Non-cash impairment loss on its exploration and evaluation assets		33,500
Impairment loss		29,500
Intangible exploration and evaluation assets [member] | North West Gharib Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment recovery		$ 4,000
Intangible exploration and evaluation assets [member] | South Alamein Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Non-cash impairment loss on its exploration and evaluation assets			7,900
Impairment loss			8,300
Intangible exploration and evaluation assets [member] | North West Sitra Concession [Member]
Disclosure of detailed information about intangible assets [line items]
Impairment recovery			$ 400
Reduction of the original impairment loss	$ 400